Trade and other payables - Movement of dividends payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables.
Beginning balance	$ 261	$ 567	$ 639
Declared dividends to owners of the parent, note 16(d)	110,948	18,440	18,542
Dividends paid to owners of the parent, note 16(d)	(110,948)	(18,440)	(18,542)
Declared dividends to non-controlling shareholders	11,529	7,343	1,842
Dividends paid to non-controlling shareholders	(11,529)	(7,343)	(1,842)
Expired dividends, note 16(c)	(5)	(197)	102
Other	182	(109)	(174)
Ending balance	$ 438	$ 261	$ 567